Amounts receivable and prepaid expenses (Tables)	6 Months Ended
Jun. 30, 2023
Amounts receivable and prepaid expenses
Schedule of amounts receivable and prepaid expenses

As at	June 30, 2023	December 31, 2022
Royalties receivable	$12,706	$7,510
Other receivables	656	551
Prepaid expenses	477	1,306
Sales tax recoverable	964	236
Total amounts receivable and prepaid expenses	$14,803	$9,603